1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
December 30, 2009
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”) File Nos. 33-17619 and 811-05349 Post-Effective Amendment Nos. 232 and 233 to the Registration Statement on Form N-1A (the “Amendment”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the Prospectuses with respect to the Registrant’s Institutional (ILA) Shares, Administration Shares, Service Shares, Cash Management Shares, Class B Shares, Class C Shares, Institutional (FST) Shares, Service Shares, Administration Shares, Preferred Shares, Select Shares, Capital Shares and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, as filed electronically via EDGAR with the Commission on December 24, 2009.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at (202) 261-3459.
Very truly yours,

/s/ Reza Pishva Reza Pishva
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